Commodity Contracts (Detail) (Commodity Contracts, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis, derivative financial instruments, assets	$ 1,413,847		$ 576,903
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	3,711		17,563
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis, derivative financial instruments, assets	1,730,071		880,175
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	319,935		320,835
Counterparty netting under agreements governing derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis, derivative financial instruments, assets	(316,224)	[1]	(303,272)	[1]
Fair value assets measured on recurring basis, derivative financial instruments, liabilities	$ (316,224)	[1]	$ (303,272)	[1]

[1]	Represents counterparty netting under agreements governing such derivatives.